Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

May 3, 2012

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Financial Investors Variable Insurance Trust (the “Trust”)

File Nos.	333-139186
811-21987

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective April 30, 2012 do not differ from those filed in Post-Effective Amendment No. 7 which was filed electronically via EDGAR on April 2, 2012.

Sincerely,

/s/ David T. Buhler
Secretary